Overview and Summary of Significant Accounting Policies (Narrative) (Details) $ in Millions			12 Months Ended
	Jan. 31, 2020 employee	Jan. 01, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) mi² customer segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Significant Accounting Policies [Line Items]
Other Investments				$ 0.2	$ 0.2
Cash and Cash Equivalents, at Carrying Value				36.5	90.5
Restricted Cash and Cash Equivalents, Current				10.5	21.2
Capitalized Software, estimated amortization expense for year after next				$ 4.6
Number of reportable segments | segment				1
Service area, square miles | mi²				6,000
Capitalized interest for unregulated generation property				$ 3.2	$ 0.5	$ 1.7
Straight-line depreciation average annual composite basis (percent)				4.00%	4.30%	5.00%
Depreciation and amortization				$ 72.7	$ 73.1	$ 76.1
Insurance and claims costs				4.5	4.1
Insurance costs below coverage thresholds of third-party providers				3.3	4.3
Capitalized Computer Software, Amortization				4.6	6.6	5.7
Capitalized Software, estimated amortization over remaining useful life				15.3
Capitalized Software, estimated amortization expense for next twelve months				4.6
Capitalized Software, estimated amortization expense for three years in the future				4.6
Capitalized Software, estimated amortization expense for four years in the future				1.5
Capitalized Software, estimated amortization expense for five years in the future				0.0
AOCI reclassed to Retained Earnings before tax		$ 1.6
AOCI reclassed to Retained Earnings, net of tax		$ 1.0			(1.0)
Restricted Cash and Cash Equivalents				$ 47.0	111.7	24.9	$ 54.6
THE DAYTON POWER AND LIGHT COMPANY [Member]
Significant Accounting Policies [Line Items]
Approximate number of retail customers | customer				526,000
Service area, square miles | mi²				6,000
Note to DPL Capital Trust II Maturing in 2031 - 8.125% [Member]
Significant Accounting Policies [Line Items]
Note payable to trust				$ 15.6	15.6
Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Entity number of employees | employee	633
Employees under collective bargaining agreement (percent)	59.00%
Subsequent Event [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Significant Accounting Policies [Line Items]
Entity number of employees | employee	630
Electric Generation, Transmission and Distribution Equipment [Member]
Significant Accounting Policies [Line Items]
Depreciation and amortization				68.1	66.5	70.4
Pension [Member]
Significant Accounting Policies [Line Items]
Service cost				3.7	6.1	5.7
Interest cost				14.9	13.8	$ 14.2
Pension [Member] | Scenario, Forecast [Member]
Significant Accounting Policies [Line Items]
Service cost			$ 5.3
Accounting Standards Update 2016-13 [Member]
Significant Accounting Policies [Line Items]
Accounts Receivable, before Allowance for Credit Loss, Current				$ 69.0
Adjustments for New Accounting Pronouncement [Member]
Significant Accounting Policies [Line Items]
AOCI reclassed to Retained Earnings before tax					1.6
AOCI reclassed to Retained Earnings, net of tax					$ 1.0